Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits (Detail)
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	57.75%	55.40%
Weighted average [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	61.24%	47.48%
Maximum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	70.13%	57.08%
Minimum Average Term [member]
Disclosure Of Liquidity Risk [line items]
Liquidity ratio	51.73%	42.23%